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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-002361

ING Intermediate Bond Portfolio

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices)        (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2011

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Intermediate Bond Portfolio

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Portfolio	as of March 31, 2011 (Unaudited)

	Principal Amount			Value
CORPORATE BONDS/NOTES: 39.9%
			Consumer Discretionary: 5.7%
	$4,965,000		AMC Entertainment, Inc., 8.750%, due 06/01/19	$5,411,850
	6,511,000	S	AutoZone, Inc., 4.000%, due 11/15/20	6,068,187
	4,730,000		Cablevision Systems Corp., 8.625%, due 09/15/17	5,285,775
	1,325,000	S	CBS Corp., 4.300%, due 02/15/21	1,254,898
	1,325,000	S	CBS Corp., 5.750%, due 04/15/20	1,403,873
	4,301,000		Comcast Corp., 5.700%, due 05/15/18	4,688,610
	1,515,000	#	COX Communications, Inc., 6.250%, due 06/01/18	1,691,717
	751,000	#	COX Communications, Inc., 6.950%, due 06/01/38	824,982
	4,298,000		DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 3.500%, due 03/01/16	4,312,153
	941,000	S	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.000%, due 03/01/21	946,143
	4,447,000		DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 6.375%, due 03/01/41	4,488,922
	2,475,000		DISH DBS Corp., 7.125%, due 02/01/16	2,654,438
	2,974,000	S	Family Dollar Stores, Inc., 5.000%, due 02/01/21	2,927,341
	4,350,000		Hanesbrands, Inc., 8.000%, due 12/15/16	4,736,063
	2,541,000		Home Depot, Inc., 4.400%, due 04/01/21	2,542,006
	8,757,000	#	Hyatt Hotels Corp., 6.875%, due 08/15/19	9,387,889
	5,540,000	S	Limited Brands, Inc., 8.500%, due 06/15/19	6,384,850
	7,691,000	#	NBC Universal, Inc., 2.875%, due 04/01/16	7,522,044
	1,649,000	#	NBC Universal, Inc., 3.650%, due 04/30/15	1,694,529
	2,831,000	#	NBC Universal, Inc., 5.150%, due 04/30/20	2,923,039
	1,587,000	#	NBC Universal, Inc., 6.400%, due 04/30/40	1,634,862
	3,134,000	#	News America, Inc., 4.500%, due 02/15/21	3,076,519
	1,927,000	S	News America, Inc., 6.150%, due 03/01/37	1,915,548
	4,379,000		News America, Inc., 6.650%, due 11/15/37	4,607,317
	5,340,000		Pinnacle Entertainment, Inc., 8.625%, due 08/01/17	5,847,300
	895,000	#	QVC, Inc., 7.375%, due 10/15/20	937,513
	2,660,000	#, S	QVC, Inc., 7.500%, due 10/01/19	2,806,300
	1,680,000		Service Corp. International, 7.000%, due 06/15/17	1,806,000
	3,734,000	S	Time Warner Cable, Inc., 5.875%, due 11/15/40	3,520,516
	4,042,000	S	Time Warner Cable, Inc., 6.550%, due 05/01/37	4,126,943
	1,865,000		Time Warner Entertainment Co. LP, 8.375%, due 07/15/33	2,287,771
	2,168,000		Time Warner, Inc., 4.750%, due 03/29/21	2,157,932
	1,823,000		Time Warner, Inc., 6.250%, due 03/29/41	1,817,336
	9,613,000	S	Time Warner, Inc., 7.700%, due 05/01/32	11,241,558
	2,306,000	S	Toll Brothers Finance Corp., 6.750%, due 11/01/19	2,385,343
	4,940,000		Toys R Us Property Co. I LLC, 10.750%, due 07/15/17	5,631,600
	2,657,000	S	Viacom, Inc., 4.250%, due 09/15/15	2,777,739
	3,890,000		Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 7.875%, due 11/01/17	4,191,475
				139,918,881
			Consumer Staples: 1.2%
	3,282,000		Altria Group, Inc., 9.700%, due 11/10/18	4,322,374
	5,496,000	#	JBS Finance II Ltd., 8.250%, due 01/29/18	5,674,620
	5,590,000	S	Lorillard Tobacco Co., 6.875%, due 05/01/20	6,056,122
	5,015,000	&, #	ServiceMaster Co., 10.750%, due 07/15/15	5,353,513
	5,345,000	S	Smithfield Foods, Inc., 10.000%, due 07/15/14	6,320,463
	995,000		TreeHouse Foods, Inc., 7.750%, due 03/01/18	1,074,600
				28,801,692
			Energy: 4.5%
	3,742,000		Anadarko Petroleum Corp., 6.375%, due 09/15/17	4,124,286
	4,900,000		Arch Coal, Inc., 8.750%, due 08/01/16	5,500,250
	4,483,000		Enbridge Energy Partners, 9.875%, due 03/01/19	5,868,260
	3,770,000		Energy Transfer Partners, 9.700%, due 03/15/19	4,927,997
	4,893,000	S	Enterprise Products Operating LLC, 5.200%, due 09/01/20	5,056,363
	3,841,000	S	Enterprise Products Operating LLC, 6.450%, due 09/01/40	4,004,569
	1,240,000	#	Gazprom Via Gaz Capital SA, 5.092%, due 11/29/15	1,300,388
	4,000,000	±, R, X	Greater Ohio Ethanol, LLC, 6.301%, due 12/31/13	—
	4,900,000	±, R, X	Greater Ohio Ethanol, LLC, 12.630%, due 12/31/13	—
	3,174,000	#	KazMunaiGaz Finance Sub BV, 7.000%, due 05/05/20	3,435,855
	3,952,000		Kinder Morgan Energy Partners L.P., 6.375%, due 03/01/41	3,999,452
	4,625,000	#	Marathon Petroleum Corp., 6.500%, due 03/01/41	4,688,386
	4,743,000		Nexen, Inc., 7.500%, due 07/30/39	5,357,503
	5,263,000	S	Noble Energy, Inc., 6.000%, due 03/01/41	5,304,367
	3,973,000	#	Novatek Finance Ltd., 5.326%, due 02/03/16	4,105,639
	1,754,000	#	Novatek Finance Ltd., 6.604%, due 02/03/21	1,850,481
	2,646,000	#	Odebrecht Drilling Norbe VIII/IX Ltd., 6.350%, due 06/30/21	2,801,453
	5,636,000	S	Pemex Project Funding Master Trust, 6.625%, due 06/15/35	5,681,725
	1,976,000	S	Petrobras International Finance Co. - Pifco, 5.375%, due 01/27/21	1,991,844
	2,107,000	S	Petrobras International Finance Co. - Pifco, 6.750%, due 01/27/41	2,181,181
	4,060,000		Pioneer Natural Resources Co., 7.500%, due 01/15/20	4,592,786
	5,126,000	S	Plains All American Pipeline LP, 5.750%, due 01/15/20	5,495,733
	5,455,000	S	Plains Exploration & Production Co., 8.625%, due 10/15/19	6,095,963
	1,485,000		Pride International, Inc., 6.875%, due 08/15/20	1,691,044
	4,630,000		Pride International, Inc., 7.875%, due 08/15/40	5,584,938
	2,530,000	#	Reliance Holdings USA, Inc., 6.250%, due 10/19/40	2,401,324
	2,894,000		Transcontinental Gas Pipe Line Corp., 6.400%, due 04/15/16	3,327,287
	5,747,000	S	Weatherford International Ltd. Bermuda, 5.125%, due 09/15/20	5,717,087
	3,066,000	S	Weatherford International Ltd. Bermuda, 6.750%, due 09/15/40	3,188,520
				110,274,681
			Financials: 14.9%
	10,157,000	L	Aegon NV, 3.535%, due 12/31/49	7,437,118
	1,677,000	L	Agile Property Holdings Ltd., 8.875%, due 04/28/17	1,645,640
	3,999,000	S	American International Group, Inc., 5.850%, due 01/16/18	4,177,143
	2,829,000		American International Group, Inc., 8.175%, due 05/15/58	3,065,929
	2,092,000		AvalonBay Communities, Inc., 5.700%, due 03/15/17	2,328,975
	1,755,000	S	BAC Capital Trust VI, 5.625%, due 03/08/35	1,535,890
	1,980,000	#	Banco de Credito del Peru, 5.375%, due 09/16/20	1,881,000
	2,400,000	S	Bank of America Corp., 5.420%, due 03/15/17	2,453,215
	6,590,000	S	Bank of America Corp., 5.625%, due 07/01/20	6,777,940
	1,805,000	S	Bank of America Corp., 5.875%, due 01/05/21	1,888,241
	4,196,000	S	Bank of America Corp., 8.000%, due 12/29/49	4,518,207
	2,000,000	S	Barclays Bank PLC, 5.140%, due 10/14/20	1,896,126
	5,289,000	#	Barclays Bank PLC, 5.926%, due 09/29/49	4,971,660
	3,234,000	#	Barclays Bank PLC, 6.050%, due 12/04/17	3,374,026
	10,460,000		BP Capital Markets PLC, 3.200%, due 03/11/16	10,425,628
	3,683,000	S	BP Capital Markets PLC, 4.742%, due 03/11/21	3,697,121
	5,127,000		Capital One Bank USA NA, 8.800%, due 07/15/19	6,456,441
	5,412,000		Capital One Capital V, 10.250%, due 08/15/39	5,905,845
EUR	25,430,000		Citibank Credit Card Issuance Trust, 5.375%, due 04/11/11	36,057,356
	$6,844,000	S	Citigroup, Inc., 5.375%, due 08/09/20	7,058,484
	5,731,000	S	Citigroup, Inc., 8.500%, due 05/22/19	7,082,169
	5,491,000	#	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 11.000%, due 12/29/49	7,173,245
	3,403,000	#	Corestates Capital Trust I, 8.000%, due 12/15/26	3,482,637
	2,995,000		Country Garden Holdings Co., 11.250%, due 04/22/17	3,118,544
	5,638,000	S	Credit Suisse/Guernsey, 5.860%, due 12/31/49	5,497,050
	6,112,000		Discover Bank/Greenwood DE, 8.700%, due 11/18/19	7,334,082
	4,879,000	#	Fibria Overseas Finance Ltd., 7.500%, due 05/04/20	5,318,110
	9,876,000	S	Fifth Third Bancorp., 8.250%, due 03/01/38	11,821,147

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Portfolio	as of March 31, 2011 (Unaudited) (continued)

Principal Amount			Value
		Financials (continued)
$5,093,000	S	First Horizon National Corp., 5.375%, due 12/15/15	$5,326,540
5,365,000		Ford Motor Credit Co., LLC, 8.125%, due 01/15/20	6,155,157
7,236,000	S	General Electric Capital Corp., 5.300%, due 02/11/21	7,363,404
2,471,000	S	General Electric Capital Corp., 5.875%, due 01/14/38	2,447,703
4,145,000	S	Genworth Financial, Inc., 6.515%, due 05/22/18	4,106,414
2,723,000		Genworth Financial, Inc., 7.625%, due 09/24/21	2,736,588
4,023,000	S	Goldman Sachs Group, Inc., 3.625%, due 02/07/16	3,989,368
4,445,000	S	Goldman Sachs Group, Inc., 5.375%, due 03/15/20	4,521,130
8,271,000	S	Goldman Sachs Group, Inc., 6.250%, due 09/01/17	9,068,167
3,483,000	S	Goldman Sachs Group, Inc., 6.250%, due 02/01/41	3,480,241
2,167,000	S	Hartford Financial Services Group, Inc., 5.500%, due 03/30/20	2,207,744
4,366,000	S	Hartford Financial Services Group, Inc., 6.000%, due 01/15/19	4,596,403
3,102,000	S	Hartford Financial Services Group, Inc., 6.625%, due 03/30/40	3,154,309
3,029,000		Health Care REIT, Inc., 6.500%, due 03/15/41	2,934,214
9,376,000	#	HSBC Finance Corp., 6.676%, due 01/15/21	9,749,624
3,288,000		Huntington BancShares, Inc., 7.000%, due 12/15/20	3,636,459
3,124,000	#	Iberdrola Finance Ireland Ltd., 3.800%, due 09/11/14	3,173,647
10,838,000	#	Iberdrola Finance Ireland Ltd., 5.000%, due 09/11/19	10,562,019
4,439,000	#	ILFC E-Capital Trust II, 6.250%, due 12/21/65	3,750,955
2,891,000	S	International Lease Finance Corp., 6.625%, due 11/15/13	3,006,640
3,437,000	#	International Lease Finance Corp., 7.125%, due 09/01/18	3,710,242
3,985,000		International Lease Finance Corp., 8.250%, due 12/15/20	4,373,538
3,314,000		KeyCorp, 5.100%, due 03/24/21	3,299,912
2,481,000		Lincoln National Corp., 8.750%, due 07/01/19	3,146,439
5,863,000	#	Lloyds TSB Bank PLC, 6.500%, due 09/14/20	5,773,970
5,440,000	#	Lukoil International Finance BV, 6.125%, due 11/09/20	5,576,000
4,167,000	S	Merrill Lynch & Co., Inc., 6.050%, due 05/16/16	4,408,894
3,745,000	S	Morgan Stanley, 3.450%, due 11/02/15	3,685,144
5,826,000	S	Morgan Stanley, 4.100%, due 01/26/15	5,986,914
5,919,000	S	Morgan Stanley, 5.750%, due 01/25/21	5,985,139
1,094,000		National City Preferred Capital Trust I, 12.000%, due 12/29/49	1,243,778
5,301,000	#	Pacific Life Insurance Co., 9.250%, due 06/15/39	7,051,602
241,467	#	Power Receivable Finance, LLC, 6.290%, due 01/01/12	241,655
7,611,000	S	Protective Life Corp., 8.450%, due 10/15/39	8,514,091
3,727,000		Royal Bank of Scotland PLC, 4.375%, due 03/16/16	3,754,789
1,147,000	S	SLM Corp., 5.375%, due 05/15/14	1,190,274
3,026,000	S	SLM Corp., 6.250%, due 01/25/16	3,157,873
3,679,000	S	SLM Corp., 8.000%, due 03/25/20	4,016,603
6,711,000	S	State Street Corp., 4.956%, due 03/15/18	6,925,537
3,289,000	S	SunTrust Capital VIII, 6.100%, due 12/15/36	3,217,004
720,491		Tengizchevroil Finance Co. SARL, 6.124%, due 11/15/14	763,720
4,098,000	±, R, X	Twin Reefs Pass-through Trust, due 12/10/49	—
3,726,000	#	Voto-Votorantim Ltd., 6.750%, due 04/05/21	3,968,190
3,253,000		VTB Bank Via VTB Capital SA, 6.250%, due 06/30/35	3,460,379
3,867,000	S	Wells Fargo & Co., 3.676%, due 06/15/16	3,894,421
2,657,000	#	Xstrata Finance Canada Ltd., 5.500%, due 11/16/11	2,733,779
			364,425,582
		Health Care: 0.3%
4,615,000		HCA, Inc., 7.250%, due 09/15/20	4,961,125
1,940,000		HCA, Inc., 7.875%, due 02/15/20	2,119,450
2,508,000	R, X	US Oncology, Inc.	—
			7,080,575
		Industrials: 1.6%
2,835,000	#	Bombardier, Inc., 7.500%, due 03/15/18	3,075,975
2,835,000	#	Bombardier, Inc., 7.750%, due 03/15/20	3,093,694
3,240,000		Case New Holland, Inc., 7.750%, due 09/01/13	3,543,750
2,718,000	S	CRH America, Inc., 4.125%, due 01/15/16	2,723,575
2,648,000	S	CRH America, Inc., 5.750%, due 01/15/21	2,722,274
8,169,000	S	General Electric Co., 5.250%, due 12/06/17	8,908,621
2,300,000	#	Kazatomprom, 6.250%, due 05/20/15	2,455,250
4,260,000		Kazatomprom, 6.250%, due 05/20/15	4,547,550
2,579,000	S	RR Donnelley & Sons Co., 7.625%, due 06/15/20	2,717,807
5,627,000		RR Donnelley & Sons Co., 8.600%, due 08/15/16	6,437,468
			40,225,964
		Information Technology: 1.1%
475,000		Brocade Communications Systems, Inc., 6.625%, due 01/15/18	505,281
5,425,000		Brocade Communications Systems, Inc., 6.875%, due 01/15/20	5,886,125
4,360,000		Jabil Circuit, Inc., 7.750%, due 07/15/16	4,970,400
6,235,000	S	Seagate Technology, Inc., 6.800%, due 10/01/16	6,570,131
6,620,000	S	Symantec Corp., 4.200%, due 09/15/20	6,241,693
1,996,000	S	Xerox Corp., 4.250%, due 02/15/15	2,102,962
933,000		Xerox Corp., 5.625%, due 12/15/19	1,004,361
			27,280,953
		Materials: 4.0%
3,288,000	S	Agrium, Inc., 6.125%, due 01/15/41	3,432,083
5,664,000	S	Alcoa, Inc., 6.150%, due 08/15/20	5,995,961
5,400,000	#	ALROSA Finance SA, 7.750%, due 11/03/20	5,815,800
5,530,000	S	ArcelorMittal, 5.250%, due 08/05/20	5,418,239
6,457,000		ArcelorMittal, 5.500%, due 03/01/21	6,374,777
2,630,000		ArcelorMittal, 6.125%, due 06/01/18	2,789,878
4,558,000		ArcelorMittal, 6.750%, due 03/01/41	4,481,170
5,878,000		ArcelorMittal, 9.850%, due 06/01/19	7,468,763
2,630,000		Celulosa Arauco y Constitucion S.A., 7.250%, due 07/29/19	3,041,151
2,398,000	#	Cemex SAB de CV, 9.000%, due 01/11/18	2,526,893
2,116,000	#	Chevron Phillips Chemical Co. LLC, 7.000%, due 06/15/14	2,373,172
3,442,000	#	Chevron Phillips Chemical Co. LLC, 8.250%, due 06/15/19	4,115,768
2,508,000		Domtar Corp., 10.750%, due 06/01/17	3,147,540
1,585,000	#	Georgia-Pacific LLC, 5.400%, due 11/01/20	1,568,034
3,755,000	#	Gerdau Trade, Inc., 5.750%, due 01/30/21	3,820,713
5,864,000	#	Gold Fields Ltd., 4.875%, due 10/07/20	5,637,843
2,109,000	#	Inversiones CMPC SA, 4.750%, due 01/19/18	2,081,077
3,590,000	#	Inversiones CMPC SA, 6.125%, due 11/05/19	3,790,929
5,310,000		Nova Chemicals Corp., 8.375%, due 11/01/16	5,854,275
2,796,000		Rio Tinto Finance USA Ltd., 8.950%, due 05/01/14	3,366,029
3,870,000		Steel Dynamics, Inc., 7.750%, due 04/15/16	4,140,900
1,361,000	S	Teck Resources Ltd., 6.000%, due 08/15/40	1,375,386
4,418,000		Teck Resources Ltd., 10.250%, due 05/15/16	5,318,084
3,114,000	S	Vale Overseas Ltd., 4.625%, due 09/15/20	3,052,947
1,502,000	S	Vale Overseas Ltd., 6.875%, due 11/10/39	1,612,990
			98,600,402
		Telecommunication Services: 2.9%
8,610,000	S	American Tower Corp., 4.500%, due 01/15/18	8,467,961
580,000		AT&T, Inc., 6.550%, due 02/15/39	606,472
2,657,000		CenturyLink, Inc., 6.000%, due 04/01/17	2,841,757
5,210,000		Crown Castle International Corp., 7.125%, due 11/01/19	5,483,525
1,585,000		Frontier Communications Corp., 7.875%, due 04/15/15	1,715,763
2,375,000		Frontier Communications Corp., 8.125%, due 10/01/18	2,567,969
4,723,000	#, S	Intelsat Subsidiary Holding Co., Ltd., 8.875%, due 01/15/15	4,876,498
2,360,000	S	Nextel Communications, Inc., 5.950%, due 03/15/14	2,377,700
3,374,000	#	Qtel International Finance Ltd., 4.750%, due 02/16/21	3,158,395
3,140,000		Qwest Communications International, Inc., 7.125%, due 04/01/18	3,402,975
2,508,000	S	Qwest Communications International, Inc., 7.500%, due 02/15/14	2,555,025
2,919,000		Qwest Corp., 6.500%, due 06/01/17	3,236,441
2,475,000	S	Sprint Nextel Corp., 6.000%, due 12/01/16	2,496,656
7,004,000		Telecom Italia Capital S.A., 5.250%, due 11/15/13	7,400,335

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Portfolio	as of March 31, 2011 (Unaudited) (continued)

Principal Amount			Value
		Telecommunication Services (continued)
$5,793,000	S	Telefonica Emisiones SAU, 3.992%, due 02/16/16	$5,827,422
5,209,000	S	Telefonica Emisiones SAU, 5.462%, due 02/16/21	5,285,202
1,906,000	#	Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, 6.493%, due 02/02/16	1,982,240
1,601,000	#	Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, 7.748%, due 02/02/21	1,689,055
1,099,000		Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, 9.125%, due 04/30/18	1,257,674
4,200,000		Windstream Corp., 8.125%, due 09/01/18	4,504,500
			71,733,565
		Utilities: 3.7%
2,770,000		AES Corp., 8.000%, due 10/15/17	2,991,600
3,604,000	#	Allegheny Energy Supply Co. LLC, 5.750%, due 10/15/19	3,682,066
2,816,000		Ameren Corp., 8.875%, due 05/15/14	3,241,616
940,000	S	Ameren Energy Generating Co., 6.300%, due 04/01/20	925,526
4,255,000	#	Calpine Corp., 7.500%, due 02/15/21	4,425,200
2,505,000		China Resources Power Holdings Co., Ltd., 3.750%, due 08/03/15	2,428,615
3,289,000	S	CMS Energy Corp., 6.250%, due 02/01/20	3,451,431
3,957,000	#	Duquesne Light Holdings, Inc., 6.400%, due 09/15/20	4,032,844
3,810,000	#	EDP Finance BV, 4.900%, due 10/01/19	3,331,186
3,166,000	#	EDP Finance BV, 6.000%, due 02/02/18	3,007,811
5,418,000	#	Enel Finance International S.A., 6.000%, due 10/07/39	4,942,874
3,176,000	#	Enel Finance International S.A., 6.250%, due 09/15/17	3,482,722
3,159,000	S	Entergy Corp., 5.125%, due 09/15/20	3,088,662
2,834,000		Entergy Texas, Inc., 7.125%, due 02/01/19	3,305,694
6,668,000	S	Exelon Generation Co. LLC, 4.000%, due 10/01/20	6,107,928
2,201,000	S	FirstEnergy Solutions Corp., 4.800%, due 02/15/15	2,311,043
3,197,000		Indiana Michigan Power, 7.000%, due 03/15/19	3,758,726
2,236,000		Jersey Central Power and Light, 7.350%, due 02/01/19	2,658,749
447,181	#	Juniper Generation, LLC, 6.790%, due 12/31/14	422,331
2,379,000		Metropolitan Edison, 7.700%, due 01/15/19	2,817,255
2,398,000		Nevada Power Co., 7.125%, due 03/15/19	2,826,935
1,959,000		Nisource Finance Corp., 6.125%, due 03/01/22	2,135,949
3,547,000		Oncor Electric Delivery Co., 6.800%, due 09/01/18	4,048,830
3,856,000		Oncor Electric Delivery Co., 7.500%, due 09/01/38	4,633,088
6,588,000		Sempra Energy, 6.500%, due 06/01/16	7,527,225
4,210,000	S	Southwestern Electric Power, 5.550%, due 01/15/17	4,475,078
			90,060,984
		Total Corporate Bonds/Notes
		(Cost $928,800,853)	978,403,279
U.S. GOVERNMENT AGENCY OBLIGATIONS: 25.9%
		Federal Home Loan Mortgage Corporation##: 9.6%
4,040,752		3.355%, due 03/15/38	4,077,477
46,352,000	W	4.000%, due 12/15/40	45,381,482
10,460,000	W	4.500%, due 05/01/38	10,595,656
2,830,852	^	4.861%, due 03/15/33	2,918,436
857,168		4.917%, due 04/01/35	906,308
5,910,053	^	5.000%, due 05/15/17-01/15/29	241,706
38,401,025		5.000%, due 08/15/16-01/01/41	40,477,890
37,017		5.048%, due 11/01/35	39,212
97,041,327		5.500%, due 08/15/20-07/15/37	102,901,413
50,316		5.657%, due 03/01/36	53,608
3,063,613	^	6.000%, due 04/15/33	602,325
17,510,182		6.000%, due 01/15/29-04/15/36	19,295,095
39,605,300	^	6.145%, due 10/15/37	5,391,877
8,055,823	^	6.495%, due 05/15/35	1,141,919
630,425		7.000%, due 09/01/26-11/01/31	721,341
332,181		7.500%, due 11/01/28	384,461
			235,130,206
		Federal National Mortgage Association##: 13.5%
724,124		2.215%, due 04/01/35	752,103
52,500,000	W	4.000%, due 04/25/39	51,646,875
5,449,303	^	4.000%, due 11/01/18	487,191
73,645,000	W	4.500%, due 04/25/39	74,968,327
40,276,234		4.500%, due 09/01/40-01/01/41	41,057,693
1,328,108		4.982%, due 07/01/35	1,411,841
5,788,000	W	5.000%, due 05/01/37	6,036,705
54,663,331		5.000%, due 12/01/23-02/01/41	57,567,614
119,901	S	5.500%, due 11/01/36	128,606
23,378,856		5.500%, due 11/01/16-06/01/37	24,821,866
78,973	S	6.000%, due 04/01/17-08/01/17	86,182
4,390,105	^	6.000%, due 08/25/33	921,128
31,272,573		6.000%, due 06/01/16-12/25/49	34,392,786
17,251,237	^	6.201%, due 04/25/37	2,258,999
9,673,731	^	6.341%, due 06/25/36	1,655,130
1,142,887	^	6.351%, due 08/25/25	12,803
8,359,194	^	6.451%, due 08/25/26	1,151,084
19,390,206	^	6.491%, due 01/25/37	2,638,340
3,326,691		6.500%, due 04/01/27-01/01/39	3,738,740
44,200,878	^	6.501%, due 10/25/35	6,568,166
9,210,481		7.000%, due 08/01/25-04/01/38	10,562,861
1,384,005		7.500%, due 11/01/29-01/25/48	1,549,591
104,017		10.000%, due 02/25/19	119,438
5,001,188		14.876%, due 03/25/38	5,644,077
409,818		27.602%, due 02/25/34	569,456
			330,747,602
		Government National Mortgage Association: 2.8%
35,701		2.125%, due 12/20/29	36,844
65,565		3.375%, due 04/20/28	68,205
11,633,000	W	4.000%, due 10/15/39	11,636,630
5,448,354		4.000%, due 11/20/40	5,458,853
9,205,380		4.500%, due 04/15/39-04/01/40	9,519,495
81,542,040	^	5.000%, due 04/20/38-06/16/39	8,679,708
4,000,927		5.140%, due 10/20/60	4,233,381
2,611,937		5.288%, due 10/20/60	2,803,499
5,057,339		5.290%, due 10/20/60	5,430,864
4,868,446		5.500%, due 09/15/39	5,307,874
61,255,629	^	5.947%, due 06/20/38-04/20/39	7,228,759
30,924,208	^	6.047%, due 05/20/39	3,423,904
17,723,189	^	6.147%, due 04/20/38	1,919,306
8,008,205	^	6.247%, due 05/16/38	1,251,075
1,316,522		6.500%, due 01/15/29-01/15/32	1,491,166
157,703	S	7.000%, due 04/15/26-05/15/32	182,315
288,138		7.000%, due 04/15/26-02/15/28	332,832
823,117		7.500%, due 04/15/22-06/15/32	961,638
			69,966,348
		Total U.S. Government Agency Obligations
		(Cost $604,112,918)	635,844,156
U.S. TREASURY OBLIGATIONS: 11.1%
		U.S. Treasury Notes: 10.1%
3,615,000		0.625%, due 02/28/13	3,606,671
7,349,000	S	0.750%, due 03/31/13	7,344,414
24,546,000	L	1.250%, due 03/15/14	24,542,220
21,731,000	S, L	2.125%, due 02/29/16	21,666,481
14,834,000		2.750%, due 02/28/18	14,723,902

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Portfolio	as of March 31, 2011 (Unaudited) (continued)

	Principal Amount			Value
			U.S. Treasury Notes (continued)
	$48,589,000	S	3.375%, due 11/15/19	$49,128,046
	36,210,000	L	3.625%, due 02/15/21	36,730,519
	92,577,000	S	4.250%, due 11/15/40	88,555,733
				246,297,986
			Treasury Inflation Indexed Protected Securities(ip): 1.0%
	23,367,000		0.500%, due 04/15/15	24,676,822
				24,676,822
			Total U.S. Treasury Obligations
			(Cost $273,043,957)	270,974,808
ASSET-BACKED SECURITIES: 9.2%
			Automobile Asset-Backed Securities: 1.0%
	5,424,000	#	Chrysler Financial Auto Securitization Trust, 5.570%, due 08/08/14	5,616,337
	5,738,000	#	Chrysler Financial Auto Securitization Trust, 6.250%, due 05/08/14	5,963,619
	11,297,000	#	Chrysler Financial Auto Securitization Trust, 6.540%, due 11/10/14	11,793,276
				23,373,232
			Credit Card Asset-Backed Securities: 4.6%
	1,435,000		BA Credit Card Trust, 0.545%, due 06/16/14	1,427,572
	15,892,000		Capital One Multi-Asset Execution Trust, 0.545%, due 03/17/14	15,878,236
	8,288,000		Capital One Multi-Asset Execution Trust, 0.555%, due 11/17/14	8,239,129
	10,706,000		Capital One Multi-Asset Execution Trust, 5.050%, due 12/17/18	11,815,008
	16,710,000		Capital One Multi-Asset Execution Trust, 5.750%, due 07/15/20	18,923,801
	1,007,000		Discover Card Master Trust, 5.650%, due 03/16/20	1,131,219
	1,183,000		MBNA Credit Card Master Note Trust, 0.675%, due 07/15/15	1,169,024
	947,000		MBNA Credit Card Master Note Trust, 1.605%, due 10/15/14	951,058
EUR	27,084,000		MBNA Credit Card Master Note Trust, 5.600%, due 07/17/14	39,268,038
	$10,176,000		MBNA Credit Card Master Note Trust, 6.800%, due 07/15/14	10,654,391
	3,461,000	#	MBNA Master Credit Card Trust, 7.100%, due 09/15/13	3,468,773
				112,926,249
			Home Equity Asset-Backed Securities: 0.1%
	344,614		Merrill Lynch Mortgage Investors Trust, 0.610%, due 07/25/34	291,232
	2,609,256		Specialty Underwriting & Residential Finance, 0.450%, due 12/25/36	2,431,743
				2,722,975
			Other Asset-Backed Securities: 3.5%
	4,850,243	#	ARES CLO Funds, 0.549%, due 09/18/17	4,692,290
	5,453,319	#	Atrium CDO Corp., 0.641%, due 10/27/16	5,276,086
	10,496,491	#	Atrium CDO Corp., 0.649%, due 06/27/15	10,286,561
	2,046,755	S	Bear Stearns Asset-Backed Securities, Inc., 0.630%, due 06/25/36	1,582,517
	856,213		Bear Stearns Asset-Backed Securities, Inc., 0.650%, due 07/25/36	281,371
	3,023,069	#	Callidus Debt Partners Fund Ltd., 0.813%, due 05/15/15	2,955,050
	3,491,721	#	Carlyle High Yield Partners, 0.682%, due 08/11/16	3,311,524
	2,658,035		Castle Hill III CLO Ltd., 0.615%, due 09/15/15	2,606,001
	273,917		Chase Funding Mortgage Loan Asset-Backed Certificates, 0.850%, due 07/25/33	244,954
	2,738,037		Credit-Based Asset Servicing and Securitization, LLC, 4.831%, due 08/25/35	2,712,609
	1,453,577		Credit-Based Asset Servicing and Securitization, LLC, 5.501%, due 12/25/36	1,026,097
	3,360,000	#	Credit-Based Asset Servicing and Securitization, LLC, 5.746%, due 12/25/37	3,334,121
	2,876,000	#	Credit-Based Asset Servicing and Securitization, LLC, 6.020%, due 12/25/37	2,489,687
	6,367,059	#	Endurance CLO I Ltd., 0.763%, due 02/15/14	6,252,337
	7,689,684	#	First CLO Ltd., 0.654%, due 07/27/16	7,555,115
	1,917,547	#	Granite Ventures Ltd., 0.563%, due 12/15/17	1,871,330
	8,209,403	#	GSC Partners CDO Fund Ltd., 0.693%, due 11/20/16	8,018,338
	1,376,124	#	Katonah Ltd., 0.859%, due 02/20/15	1,349,204
	1,415,721		Lehman XS Trust, 0.530%, due 08/25/35	1,142,339
	4,500,165	#	Magnetite IV CLO Ltd., 0.998%, due 10/10/15	4,361,825
	550,992		Merrill Lynch Mortgage Investors Trust, 0.430%, due 09/25/36	260,245
	7,916,705	#	Stanfield Carrera CLO Ltd., 0.790%, due 03/15/15	7,817,746
	6,287,850	#	Wind River CLO Ltd., 0.639%, due 12/19/16	6,040,863
				85,468,210
			Total Asset-Backed Securities
			(Cost $226,122,846)	224,490,666
COLLATERALIZED MORTGAGE OBLIGATIONS: 13.9%
	8,665,000	#	American General Mortgage Loan Trust, 5.750%, due 09/25/48	8,849,924
	114,301		American Home Mortgage Assets, 1.102%, due 02/25/47	3,434
	83,773,499	^	Banc of America Commercial Mortgage, Inc., 0.288%, due 01/15/49	1,078,483
	3,015,000		Banc of America Commercial Mortgage, Inc., 4.857%, due 07/10/43	3,220,647
	2,273,000		Banc of America Commercial Mortgage, Inc., 5.067%, due 07/10/43	2,324,946
	3,690,000		Banc of America Commercial Mortgage, Inc., 5.127%, due 07/10/43	3,720,884
	2,590,000		Banc of America Commercial Mortgage, Inc., 5.658%, due 06/10/49	2,739,396
	8,045,000		Banc of America Commercial Mortgage, Inc., 5.658%, due 06/10/49	8,122,419
	4,675,494		Banc of America Funding Corp., 5.750%, due 11/25/35	4,658,655
	2,730,658	#	Banc of America Large Loan, Inc., 5.340%, due 10/10/45	2,666,665
	3,060,000	#	Banc of America Large Loan, Inc., 5.428%, due 10/10/45	2,974,673
	900,645		Bear Stearns Alternative-A Trust, 0.570%, due 07/25/34	717,862
	2,269,000	#	Bear Stearns Commercial Mortgage Securities, 6.500%, due 02/15/32	2,204,337
	3,060,000		Bear Stearns Commercial Mortgage Securities, 8.050%, due 10/15/32	3,112,331
	3,594,000		Bear Stearns Commercial Mortgage Securities, 8.282%, due 10/15/32	3,845,948
	4,465,019		Chase Mortgage Finance Corp., 5.401%, due 12/25/35	4,351,983
	1,519,806		Chase Mortgage Finance Corp., 5.500%, due 11/25/35	1,520,397
	298,000		Citibank Credit Card Issuance Trust, 0.665%, due 07/15/14	295,625
	9,753,000		Citibank Credit Card Issuance Trust, 0.905%, due 07/15/13	9,742,379
	488,000		Citibank Credit Card Issuance Trust, 5.700%, due 05/15/13	491,119
	15,935,000		Citibank Credit Card Issuance Trust, 6.300%, due 06/20/14	16,842,050
	14,967,000		Citibank Credit Card Issuance Trust, 6.950%, due 02/18/14	15,678,413
	4,151,856	#, ^	Commercial Mortgage Asset Trust, 0.749%, due 01/17/32	52,518
	2,899,405		Countrywide Home Loan Mortgage Pass-through Trust, 0.570%, due 04/25/35	655,113
	205,843,391	#, ^	Credit Suisse First Boston Mortgage Securities Corp., 0.139%, due 02/15/38	1,935,504
	399,946,125	#, ^	Credit Suisse Mortgage Capital Certificates, 0.124%, due 09/15/40	2,539,018
	4,670,000	#	DBUBS Mortgage Trust, 5.557%, due 11/10/46	4,438,109
	2,359,898		DLJ Commercial Mortgage Corp., 8.490%, due 06/10/33	2,358,433
	6,362,162		First Horizon Asset Securities, Inc., 5.750%, due 02/25/36	6,422,621
	1,080,000	#	FREMF Mortgage Trust, 5.435%, due 04/25/20	1,076,448
	2,158,961		GMAC Mortgage Corp. Loan Trust, 4.582%, due 10/19/33	2,234,253
	303,112,238	#, ^	Greenwich Capital Commercial Funding Corp., 0.309%, due 03/10/39	3,907,511
	4,138,061		Greenwich Capital Commercial Funding Corp., 5.736%, due 12/10/49	4,383,189
	8,100,000		Greenwich Capital Commercial Funding Corp., 5.867%, due 12/10/49	7,989,546
	27,750,000	^	GS Mortgage Securities Corp. II, 1.345%, due 03/10/44	1,753,800
	5,209,000	#	GS Mortgage Securities Corp. II, 5.865%, due 07/12/38	5,486,431
	825,094		GSAA Trust, 5.242%, due 06/25/34	812,807
	2,179,540		GSR Mortgage Loan Trust, 5.500%, due 07/25/35	2,210,033
	537,823	S	Homebanc Mortgage Trust, 1.110%, due 08/25/29	498,279
	4,947,000		JP Morgan Chase Commercial Mortgage Securities Corp., 4.981%, due 01/15/42	4,616,363
	3,290,000		JP Morgan Chase Commercial Mortgage Securities Corp., 5.372%, due 05/15/47	3,290,840
	745,171,122	^	JPMorgan Chase Commercial Mortgage Securities Corp., 0.152%, due 02/15/51	4,176,982
	8,557,008		JPMorgan Chase Commercial Mortgage Securities Corp., 5.987%, due 02/15/51	9,086,594
	2,000,000	#	JPMorgan Chase Commercial Mortgage Securities Corp., 6.048%, due 03/12/39	2,045,972
	7,244,173		JPMorgan Mortgage Trust, 4.784%, due 07/25/35	6,860,833
	1,959,164		JPMorgan Mortgage Trust, 5.279%, due 07/25/35	1,923,008
	3,947,131		JPMorgan Mortgage Trust, 5.387%, due 07/25/35	3,959,947
	7,070,000		LB Commercial Conduit Mortgage Trust, 5.928%, due 07/15/44	6,884,722
	5,284,000		LB Commercial Conduit Mortgage Trust, 5.928%, due 07/15/44	5,663,219
	61,945,058	^	LB-UBS Commercial Mortgage Trust, 0.175%, due 11/15/40	219,304
	132,187,095	#, ^	LB-UBS Commercial Mortgage Trust, 0.247%, due 09/15/39	2,291,133

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Portfolio	as of March 31, 2011 (Unaudited) (continued)

	Principal Amount				Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$44,898,076		#, ^	LB-UBS Commercial Mortgage Trust, 0.323%, due 11/15/38		$701,438
	191,238,001	#, ^	LB-UBS Commercial Mortgage Trust, 0.713%, due 11/15/38		4,892,748
	1,790,000		LB-UBS Commercial Mortgage Trust, 4.946%, due 12/15/39		1,752,600
	5,942,000		LB-UBS Commercial Mortgage Trust, 4.986%, due 12/15/39		5,733,202
	4,310,000		LB-UBS Commercial Mortgage Trust, 5.323%, due 11/15/40		4,319,659
	1,916,000		LB-UBS Commercial Mortgage Trust, 5.403%, due 02/15/40		2,020,269
	7,470,000		LB-UBS Commercial Mortgage Trust, 5.424%, due 02/15/40		7,943,575
	4,660,000		LB-UBS Commercial Mortgage Trust, 5.455%, due 02/15/40		4,669,768
	7,970,000		LB-UBS Commercial Mortgage Trust, 5.896%, due 06/15/38		7,727,070
	163,547,102	#, ^	Merrill Lynch Mortgage Trust, 0.553%, due 02/12/51		3,446,641
	3,622,000	#	Morgan Stanley Capital I, 5.238%, due 09/15/47		3,543,735
	2,102,000		Morgan Stanley Capital I, 5.242%, due 01/14/42		2,160,987
	909,000	#	Morgan Stanley Dean Witter Capital I, 6.500%, due 11/15/36		402,633
	3,840,000	#	Morgan Stanley Dean Witter Capital I, 7.280%, due 12/15/35		4,037,678
	49,578,286	#, ^	RBSCF Trust, 1.000%, due 04/15/24		1,696,507
	6,236,000	#	RBSCF Trust, 5.420%, due 01/19/49		6,404,434
	2,790,000		Salomon Brothers Mortgage Securities VII, Inc., 6.784%, due 12/18/35		2,740,259
	508,024		Sequoia Mortgage Trust, 0.524%, due 01/20/35		425,819
	966,917		Structured Asset Mortgage Investments, Inc., 0.494%, due 04/19/35		721,491
	496,259		Structured Asset Securities Corp., 2.543%, due 09/25/33		462,860
	4,851,925		Structured Asset Securities Corp., 5.000%, due 05/25/35		4,882,480
	1,269,981		Thornburg Mortgage Securities Trust, 0.990%, due 09/25/44		1,226,217
	6,600,000	#	Vornado DP LLC, 5.280%, due 09/13/28		6,494,395
	4,940,000	#	Vornado DP LLC, 6.356%, due 09/13/28		4,968,327
	4,636,000	#	Wachovia Bank Commercial Mortgage Trust, 5.125%, due 08/15/35		4,721,795
	9,870,000		Wachovia Bank Commercial Mortgage Trust, 5.342%, due 12/15/43		10,235,000
	4,890,000		Wachovia Bank Commercial Mortgage Trust, 5.368%, due 11/15/48		4,501,722
	3,770,000		Wachovia Bank Commercial Mortgage Trust, 5.383%, due 12/15/43		3,541,733
	710,338		WaMu Mortgage Pass-Through Certificates, 0.059%, due 11/25/32		697,014
	3,469,720		WaMu Mortgage Pass-Through Certificates, 6.000%, due 11/25/32		3,517,477
	2,524,015		Washington Mutual Mortgage Pass-through Certificates, 6.000%, due 06/25/34		2,698,724
	9,562,490		Wells Fargo Mortgage-Backed Securities Trust, 2.819%, due 06/25/35		9,232,747
	5,281,658		Wells Fargo Mortgage-Backed Securities Trust, 5.000%, due 11/25/36		5,409,138
	2,716,153		Wells Fargo Mortgage-Backed Securities Trust, 5.083%, due 05/25/35		2,685,703
	1,689,039		Wells Fargo Mortgage-Backed Securities Trust, 4.854%, due 08/25/34		1,726,067
	2,494,276		Wells Fargo Mortgage-Backed Securities Trust, 5.000%, due 12/25/33		2,518,252
	5,756,732	#	Wells Fargo Mortgage-Backed Securities Trust, 5.261%, due 06/26/35		5,772,301
			Total Collateralized Mortgage Obligations
			(Cost $337,336,984)		339,567,565
MUNICIPAL BONDS: 0.1%
			Louisiana: 0.1%
	3,515,000		Louisiana Local Government Environmental Facilities & Community Development Auth, 2.470%, due 02/01/19		3,502,838
			Total Municipal Bonds
			(Cost $3,514,022)		3,502,838
OTHER BONDS: 5.9%
			Foreign Government Bonds: 5.9%
BRL	114,069,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, due 01/01/14		67,105,207
$5,501,000		#	Eskom Holdings Ltd., 5.750%, due 01/26/21		5,604,144
MXN	388,450,300		Mexican Udibonos, 4.000%, due 06/13/19		34,272,535
ZAR	123,830,429		South Africa Government International Bond, 2.750%, due 01/31/22		18,478,465
ZAR	141,277,523		South Africa Government International Bond, 7.250%, due 01/15/20		19,132,986
			Total Other Bonds
			(Cost $139,716,640)		144,593,337

	Shares				Value
PREFERRED STOCK: 0.2%
			Financials: 0.2%
	226,275	P	Citigroup Capital XII		$5,957,821
			Total Preferred Stock
			(Cost $5,656,875)		5,957,821

	# of Contracts				Value
POSITIONS IN PURCHASED OPTIONS: 0.1%
			Options on Exchange-Traded Futures Contracts 0.1%
	790	@	Put Option CBOT
			U.S. Treasury 10-Year Note May Futures
			Strike @ $121.000 - Exp 04/21/11		$1,691,098
			Total Positions in Purchased Options
			(Cost $1,119,500)		1,691,098
			Total Long-Term Investments
			(Cost $2,519,424,595)		2,605,025,568

	Principal Amount				Value
SHORT-TERM INVESTMENTS: 2.0%
			Commercial Paper: 0.5%
$13,000,000			United Healthcare, 0.350%, due 04/01/11		$12,999,874
			Total Commercial Paper
			(Cost $12,999,874)		12,999,874

	Shares				Value
			Mutual Funds: 0.1%
	1,997,000		BlackRock Liquidity Funds, TempFund, Institutional Class		$1,997,000
			Total Mutual Funds
			(Cost $1,997,000)		1,997,000
			Securities Lending Collateral(cc): 1.4%
	26,567,461		BNY Mellon Overnight Government Fund(1)		26,567,461
	9,207,559	R	BNY Institutional Cash Reserves Fund, Series B(1)(2)		7,366,047
			Total Securities Lending Collateral
			(Cost $35,775,020)		33,933,508
			Total Short-Term Investments
			(Cost $50,771,894)		48,930,382
			Total Investments in Securities
			(Cost $2,570,196,489) *	108.3%	$2,653,955,950
			Other Assets and Liabilities - Net	(8.3)	(204,162,632)
			Net Assets	100.0%	$2,449,793,318

@	Non-income producing security
&	Payment-in-kind
#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

P	Preferred Stock may be called prior to convertible date.
cc	Securities purchased with cash collateral for securities loaned.
(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

ip	Treasury inflation indexed protected security whose principal value is adjusted in accordance with changes to the Consumer Price Index.
##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

W	Settlement is on a when-issued or delayed-delivery basis.
S

All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

R	Restricted security
L	Loaned security, a portion or all of the security is on loan at March 30, 2011.
±	Defaulted security
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

BRL	Brazilian Real
EUR	EU Euro
MXN	Mexican Peso
ZAR	South African Rand
*	Cost for federal income tax purposes is $2,571,920,095.
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$114,987,796
	Gross Unrealized Depreciation	(32,951,941)
	Net Unrealized Appreciation	$82,035,855

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Portfolio	as of March 31, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2011
Asset Table
Investments, at value
Preferred Stock	$—	$5,957,821	$—	$5,957,821
Positions In Purchased Options	1,691,098	—	—	1,691,098
Corporate Bonds/Notes	—	978,403,279	—	978,403,279
U.S. Government Agency Obligations	—	631,610,775	4,233,381	635,844,156
U.S. Treasury Obligations	—	270,974,808	—	270,974,808
Asset-Backed Securities	—	190,600,108	33,890,558	224,490,666
Collateralized Mortgage Obligations	—	337,871,058	1,696,507	339,567,565
Municipal Bonds	—	3,502,838	—	3,502,838
Other Bonds	—	144,593,337	—	144,593,337
Short-Term Investments	28,564,461	12,999,874	7,366,047	48,930,382
Total Investments, at value	$30,255,559	$2,576,513,898	$47,186,493	$2,653,955,950
Other Financial Instruments+:
Forward foreign currency contracts	—	920,087	—	920,087
Futures	1,899,133	—	—	1,899,133
Swaps, at fair value	—	1,561,752	—	1,561,752
Total Assets	$32,154,692	$2,578,995,737	$47,186,493	$2,658,336,922

Liabilities Table
Other Financial Instruments+:
Forward foreign currency contracts	$—	$(3,702,115)	$—	$(3,702,115)
Futures	(76,493)	—	—	(76,493)
Swaps, at fair value	—	(4,328,664)	—	(4,328,664)
Written options	(604,848)	—	—	(604,848)
Total Liabilities	$(681,341)	$(8,030,779)	$—	$(8,712,120)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended March 31, 2011:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	3/31/2011
Asset Table
Investments, at value
Corporate Bonds/Notes	$—	$—	$(102,608)	$(77,804)	$102,608	$77,804	$—	$—	$—
U.S. Government Agency Obligations	6,952,056	50,580	—	4,513	—	(18,403)	—	(2,755,365)	4,233,381
Asset-Backed Securities	19,555,400	24,744,724	(4,820,178)	28,917	112,368	142,224	—	(5,872,897)	33,890,558
Collateralized Mortgage Obligations	—	—	—	(15,657)	1,774,257	(62,093)	—	—	1,696,507
Short-Term Investments	7,366,047	—	—	—	—	—	—	—	7,366,047
Total Investments, at value	$33,873,503	$24,795,304	$(4,922,786)	$(60,031)	$1,989,233	$139,532	$—	$(8,628,263)	$47,186,493

As of March 31, 2011, the net change in unrealized appreciation or depreciation on Level 3 investments still held at period end and included in the change in net assets was $61,729.

+ Other Financial Instruments are derivatives not reflected in the  Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. It is the policy of the Portfolio to recognize transfers at the end of the reporting period.

There were no significant transfers into or out of Level 1 and 2 during the period ending March 31, 2011.

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Portfolio	as of March 31, 2011 (Unaudited) (continued)

At March 31, 2011 the following forward foreign currency contracts were outstanding for the ING Intermediate Bond Portfolio:

Counterparty	Currency	Buy/Sell	Settlement Date		In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
				USD
Citigroup, Inc.	Mexican Peso
	MXN 447,134,030	SELL	4/8/11		$37,187,532	$37,563,666	$(376,134)
Citigroup, Inc.	South African Rand
	ZAR 270,802,933	SELL	4/8/11		39,184,334	39,984,590	(800,256)
Deutsche Bank AG	Japanese Yen
	JPY 2,032,593,482	SELL	4/8/11		25,097,000	24,437,180	659,820
Morgan Stanley	EU Euro
	EUR 56,116,847	SELL	4/8/11		78,581,262	79,516,709	(935,447)
Morgan Stanley	Brazilian Real
	BRL 110,421,544	SELL	5/9/11		65,770,173	67,100,015	(1,329,842)
Morgan Stanley	EU Euro
	EUR 43,810,203	SELL	4/8/11		61,817,949	62,078,385	(260,436)
Morgan Stanley	Japanese Yen
	JPY 1,019,302,948	SELL	4/8/11		12,515,000	12,254,733	260,267
							$(2,782,028)

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Portfolio	as of March 31, 2011 (Unaudited) (continued)

ING Intermediate Bond Portfolio Open Futures Contracts on March 31, 2011:

				Unrealized
Contract Description	Number of Contracts	Expiration Date	Notional Value	Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 5-Year Note	4,385	06/30/11	$512,120,028	$234,128
U.S. Treasury Ultra Long Bond	1,080	06/21/11	133,447,500	579,191
			$645,567,528	$813,319
Short Contracts
U.S. Treasury 2-Year Note	177	06/30/11	$38,608,125	$(19,802)
U.S. Treasury 10-Year Note	5,383	06/21/11	640,745,219	1,085,814
U.S. Treasury Long Bond	589	06/21/11	70,790,437	(56,691)
			$750,143,781	$1,009,321

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Portfolio	as of March 31, 2011 (Unaudited) (continued)

ING Intermediate Bond Portfolio Credit Default Swap Agreements Outstanding on March 31, 2011:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection

		Buy/Sell	(Pay)/ Receive Fixed	Termination	Notional		Fair	Upfront Premium Paid/	Unrealized Appreciation/
Counterparty	Reference Entity/Obligation	Protection	Rate (%)	Date	Amount		Value	(Received)	(Depreciation)
Citigroup, Inc.	MBIA Inc.	Buy	(5.000)	09/20/13	USD	1,710,000	$114,370	$285,950	$(171,580)
Citigroup, Inc.	MBIA Inc.	Buy	(5.000)	09/20/13	USD	3,460,000	231,414	555,300	(323,886)
JPMorgan Chase & Co.	MBIA Inc.	Buy	(5.000)	09/20/13	USD	13,751,000	919,706	1,201,014	(281,308)
							$1,265,490	$2,042,264	$(776,774)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection

		Buy/Sell	(Pay)/ Receive Fixed	Termination	Implied Credit Spread at	Notional		Fair	Upfront Premium Paid/	Unrealized Appreciation/
Counterparty	Reference Entity/Obligation	Protection	Rate (%)	Date	03/31/11 (%)	Amount		Value	(Received)	(Depreciation)
Citigroup, Inc.	MBIA Global Funding LLC	Sell	5.000	09/20/13	19.055	USD	1,710,000	$(448,670)	$(318,170)	$(130,500)
Citigroup, Inc.	MBIA Global Funding LLC	Sell	5.000	09/20/13	19.055	USD	3,460,000	(907,834)	(702,291)	(205,543)
Goldman Sachs & Co.	MBIA Global Funding LLC	Sell	5.000	09/20/13	19.055	USD	3,435,000	(901,274)	(631,040)	(270,234)
JPMorgan Chase & Co.	MBIA Global Funding LLC	Sell	5.000	09/20/13	19.055	USD	6,874,000	(1,803,599)	(633,731)	(1,169,868)
								$(4,061,377)	$(2,285,232)	$(1,776,145)

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Portfolio	as of March 31, 2011 (Unaudited) (continued)

(1)           If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either 1.) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or 2.) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)           If the Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally either 1.) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or 2.) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

(3)           Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio’s Portfolio of Investment and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted fair prices and resulting fair values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)           The maximum amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(5)           The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Portfolio	as of March 31, 2011 (Unaudited) (continued)

ING Intermediate Bond Portfolio Interest Rate Swap Agreements Outstanding on March 31, 2011:

	Termination	Notional		Fair	Upfront Premium	Unrealized Appreciation/
	Date	Amount		Value	Paid/(Received)	(Depreciation)
Pay a floating rate based on the 3-month GBP-LIBOR-BBA and receive a fixed rate equal to 1.430% Counterparty: Citigroup, Inc.	05/17/12	GBP	152,284,000	296,262	—	296,262
Pay a fixed rate equal to 3.478% and receive a floating rate based on the 3-month USD-LIBOR-BBA Counterparty: Citigroup, Inc.	05/11/20	USD	64,520,000	(267,287)	—	(267,287)
				$28,975	$—	$28,975

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Portfolio	as of March 31, 2011 (Unaudited) (continued)

ING Intermediate Bond Portfolio Written Options Open on March 31, 2011:

Options on Exchange-Traded Futures Contracts

	Exercise		Expiration	# of	Premiums
Description/Name of Issuer	Price		Date	Contracts	Received	Value
Put Option CBOT
U.S. Treasury 10-Year Note May Futures	119.000	USD	04/21/11	790	$452,924	$(604,848)
					$452,924	$(604,848)

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Portfolio	as of March 31, 2011 (Unaudited) (continued)

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure as of March 31, 2011:

Derivatives Fair Value*
Credit contracts	$(2,795,887)
Foreign exchange contracts	(2,782,028)
Interest rate contracts	2,937,865
Total	$(2,640,050)

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps, purchased options and written options are reported at their market value at measurement date.

Item 2. Controls and Procedures.

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Intermediate Bond Portfolio

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	May 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	May 25, 2011
By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer
Date:	May 25, 2011